Operating Costs	12 Months Ended
Dec. 31, 2021
Operating costs
Operating costs

19. Operating Costs

Total operating costs include the following expenses by nature:

	2021	2020	2019

	(€ in thousands)
Employee benefits	26,320	23,836	21,478
External R&D costs	15,580	12,860	19,134
Laboratory costs and other consumables	2,709	2,840	2,544
Consultancy costs	4,447	2,620	3,501
Insurance costs	1,979	1,450	682
Depreciation	2,329	2,355	2,052
Patent and license expenses	95	736	3,781
Other	6,129	5,123	6,206
	59,588	51,820	59,378